NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED AUGUST 22, 2022

TO THE PROSPECTUS DATED FEBRUARY 28, 2022

Class C shares of each Fund were converted to Class A shares of such Fund at the close of business on August 19, 2022. All references to Class C shares of these Funds in the prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MSGSCP-0822P

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED AUGUST 22, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2022

Class C shares of each Fund were converted to Class A shares of such Fund at the close of business on August 19, 2022. All references to Class C shares of these Funds in the statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MSGSCSAI-0822P